LORD ABBETT SERIES FUND, INC.

Growth Opportunities Portfolio

Supplement dated May 14, 2021 to the

Summary Prospectus dated May 1, 2021

Effective May 15, 2021, the following table replaces the table in the subsection under “Management – Portfolio Managers” on page 7 of the summary prospectus:

Portfolio Managers/Title	Member of the Portfolio Management Team Since
Jeffrey Rabinowitz, Portfolio Manager	2017
Heidi Lawrence, Portfolio Manager	2021
James B. Sullivan, Portfolio Manager	2021

Please retain this document for your future reference.